July 31, 2024

SUMMARY PROSPECTUS

SEI Select Small Cap ETF (SEIS)

Before you invest, you may want to review the Fund's Prospectus, which contains information about the Fund and its risks. You can find the Fund Prospectus and other information about the Fund, including the Fund's Statement of Additional Information and annual and semi-annual reports, online at seic.com/fundprospectuses. You can also get this information at no cost by dialing 1-800-DIAL-SEI. The Fund's Prospectus and Statement of Additional Information, dated July 31, 2024, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website or phone number noted above.

seic.com

SEI / SUMMARY PROSPECTUS

Investment Objective

Capital appreciation.

Fees and Expenses

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

ANNUAL FUND OPERATING EXPENSES

(ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1]	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.55%

1 The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund's adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, distribution fees or expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (if any), fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

2 Other Expenses are based on estimated amounts for the current fiscal year and rounded to 0.00%.

EXAMPLE

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$56	$176

PORTFOLIO TURNOVER

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund is new, no portfolio turnover information has been provided.

Principal Investment Strategies

Under normal circumstances, the SEI Select Small Cap ETF (the Fund) will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small companies. For purposes of this Fund, a small company is a company with a market capitalization in the range of companies in the Russell 2000 Index (between $17 million and $10.8 billion as of June 30, 2024) (the Index), as determined at the time of purchase. The market capitalization range and the composition of the Index are subject to change, and the Fund is not limited to investing only in companies within the Index. The Fund may also invest in securities of mid capitalization companies, which will not be considered "small companies" to the extent they fall outside the market capitalization range of the Index for purposes of the Fund's 80% policy.

The Fund will utilize an integrated management approach where SEI Investments Management Corporation (SIMC or the Adviser) will combine its own proprietary quantitative-based, active stock portfolio, with model portfolios from one or more Sub-Advisers to construct the Fund's portfolio.

SIMC's quantitative model evaluates all of the securities in the investment universe of small capitalization issuers based on certain characteristics (Factors) that are determined by the Adviser, such as Value, Momentum, Quality and Low Volatility. Each of these factor families are described in further detail in the "More Information About the Funds — Factors" section. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. However, based on perceived market opportunities, the Adviser may reallocate the Fund's

SEI / SUMMARY PROSPECTUS

assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

SIMC will select Sub-Advisers who on an ongoing basis provide a model portfolio composed of the Sub-Adviser's recommendations as to the securities to be purchased, sold or retained by the Fund (the Sub-Adviser's securities list). Taking into account the investment objective of the Fund, SIMC may incorporate the recommendations contained in the Sub-Adviser's securities list, in whole or in part, when it trades securities within the Fund in the aggregate. Securities recommended or suggested for purchase within the Sub-Adviser's securities list are assessed by SIMC and considered alongside securities identified by SIMC for purchase or sale in the Fund. SIMC will determine the constituents and weightings of securities held by the Fund and the securities held within the Fund may not have the same weightings of securities as those contained within the Sub-Adviser's securities list as SIMC may choose, whether substantially or entirely to disregard the Sub-Adviser's securities list when implementing trades in aggregate within the Fund. The Adviser may adjust the securities in the Fund to implement its forward-looking views regarding various portfolio characteristics, or for risk management purposes.

Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (NAV), trading price, yield, total return and ability to meet its investment objective.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, SIMC or any of its affiliates.

Equity Securities Risk — Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Momentum Securities Risk — Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Quality Securities Risk — There is no guarantee that the past performance of stocks that SIMC or a Sub-Adviser determines are quality will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock's quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Value Securities Risk — Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. SIMC or a Sub-Adviser may be unsuccessful in identifying undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Low Volatility Risk — Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices when market volatility is high. Low volatility stocks also may not protect against market declines.

Quantitative Investing Risk — Due to the significant role technology plays in quantitative strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. Utility interruptions or other key systems outages also can impair the performance of quantitative investment strategies.

Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The Fund's market price may deviate from the value of the Fund's underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as

SEI / SUMMARY PROSPECTUS

a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund's NAV.

Risk of Investing in the U.S. — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the Fund to decline.

Market Trading Risk — The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Active trading markets for the Fund's shares may not be developed or maintained by market makers or Authorized Participants (as defined below). Authorized Participants are not obligated to make a market in the Fund's shares or to submit purchase or redemption orders for Creation Units (as defined below). In times of market stress, market makers or Authorized Participants may step away from their respective roles, which could lead to variances between the market price of the Fund's shares and its underlying NAV. Trading in shares on an exchange may be halted in certain circumstances. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. Any of these factors could lead the Fund's shares to trade at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market, particularly during times of market stress. SIMC or a Sub-Adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV or whether the spread between bid and ask prices will widen. In addition, there can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Fund will continue to be met.

Liquidity Risk — In stressed market conditions, the market for a Fund's shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. This adverse effect on liquidity for the Fund's shares in turn could lead to differences between the market price of the Fund's shares and its underlying NAV and/or widening the spread between bid and ask prices.

Management Risk — SIMC or a Sub-Adviser may not successfully implement the Fund's investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies. Errors or delays in coordinating creation and redemption basket processes among Sub-Advisers can also reduce the Fund's performance.

Operational Risk — The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures.

New Fund Risk — The Fund is a new fund, with a limited operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Authorized Participant Concentration Risk — Only broker-dealers (referred to as Authorized Participants or APs) that have executed authorized participation agreements with respect to the Trust may engage in creation or redemption transactions directly with the Fund, and no AP is obligated to engage in creation and/or redemption transactions. To the extent that APs exit the business or are unable to proceed with orders, Fund shares may be more likely to trade at a premium or discount to NAV, have wider spreads between bid and ask prices, have wider spreads between bid and ask prices or face trading halts or delisting.

Cybersecurity Risk — Failures or breaches of the electronic systems of the Fund, SIMC, a Sub-Adviser, the Fund's distributor, and other service providers, market makers, APs or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund's business operations and/or potentially result in financial losses to the Fund and its shareholders.

Performance

As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.

SEI / SUMMARY PROSPECTUS

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation.

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund:

Name	Experience with the Fund	Primary Title with the Investment Adviser
Eugene Barbaneagra, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Jianan Chen, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Jason Collins	Since the Fund's inception in July 2024	Portfolio Manager, Head of Sub-Advised Equity
Dante D'Orazio, CFA	Since the Fund's inception in July 2024	Portfolio Manager
David L. Hintz, CFA	Since the Fund's inception in July 2024	Portfolio Manager
Qi (Victor) Shang, PhD	Since the Fund's inception in July 2024	Portfolio Manager
George Tyrakis, FIA	Since the Fund's inception in July 2024	Portfolio Manager
Tianyu Xu, CFA	Since the Fund's inception in July 2024	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Primary Title with Sub-Adviser
Easterly Investment Partners LLC	Joshua Schachter, CFA Philip Greenblatt, CFA	Since the Fund's inception in July 2024 Since the Fund's inception in July 2024	Senior Portfolio Manager Portfolio Manager, Senior Analyst
Geneva Capital Management LLC	W. Scott Priebe Jose Munoz	Since the Fund's inception in July 2024 Since the Fund's inception in July 2024	Managing Principal and Portfolio Manager Managing Principal and Portfolio Manager
Jackson Creek Investment Advisers LLC	John R. Riddle, CFA	Since the Fund's inception in July 2024	Chief Investment Officer/Managing Member

Purchase and Sale of Fund Shares

The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread).

Tax Information

The Fund intends to make distributions that may be taxable to you as ordinary income, qualified dividend income, or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (IRA), in which case, your distributions generally will be taxed when withdrawn.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.